UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 84.0%
Argentina 2.1%
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	85,518
GDP Linked Note, 12/15/2035		11,380,000	280,949
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		300,000	78,450
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	29,183
8.0%, 10/30/2009 *	EUR	511,292	54,027
8.28%, 12/31/2033 (PIK)		626,587	364,987
Series BGLO, 8.375%, 12/20/2003 *		4,200,000	840,000
REG S, 9.0%, 5/24/2005 *	EUR	520,000	116,732
9.0%, 5/26/2009 *	EUR	2,550,000	572,436
Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	673,454

9.75%, 11/26/2003 *	EUR	850,000	190,812
10.0%, 12/7/2004 *	EUR	2,000,000	448,969
Series XW, 11.0%, 12/4/2005 *		700,000	140,000
Series BGL4, 11.0%, 10/9/2006 *		500,000	100,000
Series 2018, 12.25%, 6/19/2018 *		2,292,300	458,460

(Cost $8,235,067)			4,433,977
Brazil 10.2%
Banco Nacional de Desenvolvimento Economico e Social, REG S, 6.369%, 6/16/2018		5,500,000	5,603,125
Federative Republic of Brazil:
5.875%, 1/15/2019		6,000,000	6,144,000
6.0%, 1/17/2017		1,000,000	1,038,500
7.125%, 1/20/2037		8,000,000	8,808,000
Independencia International Ltd.:
REG S, 9.875%, 5/15/2015 *		1,610,000	177,100
REG S, 9.875%, 1/31/2017 *		1,200,000	132,000

(Cost $24,246,432)			21,902,725
Bulgaria 1.7%
Republic of Bulgaria, REG S, 8.25%, 1/15/2015 (Cost $3,577,428)		3,500,000	3,771,250
Chile 3.5%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $7,457,835)		6,500,000	7,524,803
Colombia 6.3%
Republic of Colombia:
7.375%, 1/27/2017		1,000,000	1,095,000
7.375%, 3/18/2019		9,400,000	10,199,000
7.375%, 9/18/2037		2,150,000	2,209,125

(Cost $13,334,708)			13,503,125
El Salvador 0.7%
Republic of EI Salvador, REG S, 7.75%, 1/24/2023 (Cost $1,552,500)		1,500,000	1,552,500
Ghana 1.0%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $2,362,485)		2,320,000	2,157,600
Indonesia 5.7%
Majapahit Holding BV:
REG S, 7.25%, 6/28/2017		1,600,000	1,512,944
REG S, 7.75%, 10/17/2016		4,300,000	4,187,658
Republic of Indonesia:
REG S, 8.5%, 10/12/2035		2,000,000	2,170,000
REG S, 11.625%, 3/4/2019		3,287,000	4,384,914

(Cost $11,879,549)			12,255,516
Iraq 0.8%
Republic of Iraq, REG S, 5.8%, 1/15/2028 (Cost $1,755,864)		2,780,000	1,841,750
Lebanon 2.9%
Republic of Lebanon:
8.5%, 8/6/2015		4,000,000	4,250,000
9.0%, 5/2/2014		1,800,000	1,962,000

(Cost $5,964,351)			6,212,000
Malaysia 1.9%
Penerbangan Malaysia Bhd., REG S, 5.625%, 3/15/2016		2,130,000	2,240,496
Petroliam Nasional Bhd., REG S, 7.75%, 8/15/2015		1,500,000	1,760,795

(Cost $3,900,123)			4,001,291

Mexico 4.6%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038 (b)		2,710,000	2,411,087
United Mexican States, 5.625%, 1/15/2017		7,300,000	7,446,000

(Cost $9,735,975)			9,857,087
Netherlands 2.3%
KazMunaiGaz Finance Sub BV:
Series 1, REG S, 8.375%, 7/2/2013		2,160,000	2,031,804
Series 2, REG S, 9.125%, 7/2/2018		3,200,000	2,944,000

(Cost $4,595,153)			4,975,804
Panama 3.0%
Republic of Panama:
7.125%, 1/29/2026		3,000,000	3,120,000
7.25%, 3/15/2015		1,500,000	1,635,000
8.875%, 9/30/2027		1,400,000	1,715,000

(Cost $6,217,260)			6,470,000
Peru 5.7%
Republic of Peru:
7.125%, 3/30/2019		4,700,000	5,094,800
7.35%, 7/21/2025		2,900,000	3,136,350
8.375%, 5/3/2016		3,400,000	3,978,000

(Cost $11,611,888)			12,209,150
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		3,350,000	3,610,295
Republic of Philippines:
8.0%, 1/15/2016		280,000	312,900
8.375%, 6/17/2019		500,000	577,500
9.375%, 1/18/2017		1,100,000	1,298,000
9.5%, 2/2/2030		2,320,000	2,894,200

(Cost $8,805,862)			8,692,895
Poland 3.5%
Republic of Poland, 6.375%, 7/15/2019 (Cost $7,518,246)		7,300,000	7,561,340
Russia 4.9%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	44,478,140	1,272,056
Russian Federation:
REG S, 7.5%, 3/31/2030		4,800,000	4,852,800
REG S, 12.75%, 6/24/2028		3,000,000	4,372,500

(Cost $10,059,503)			10,497,356
Serbia 0.5%
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $1,146,081)		1,200,000	1,068,000
South Africa 2.9%
Republic of South Africa:
6.5%, 6/2/2014		2,000,000	2,180,000
6.875%, 5/27/2019		3,800,000	4,151,500

(Cost $5,885,077)			6,331,500
Tunisia 1.1%
Banque Centrale de Tunisie, 7.375%, 4/25/2012 (Cost $2,293,750)		2,200,000	2,376,000
Turkey 5.7%
Republic of Turkey:

6.875%, 3/17/2036		4,400,000	4,180,000
7.0%, 6/5/2020		2,000,000	2,050,000
7.5%, 11/7/2019		1,000,000	1,060,150
CPI Linked, 10.0%, 2/15/2012	TRY	5,365,654	3,857,492
16.0%, 3/7/2012	TRY	1,440,000	1,085,666

(Cost $12,414,693)			12,233,308
Ukraine 1.6%
Government of Ukraine, REG S, 6.75%, 11/14/2017 (Cost $4,344,041)		4,810,000	3,367,000
Uruguay 2.2%
Republic of Uruguay:
7.625%, 3/21/2036		2,000,000	2,025,000
8.0%, 11/18/2022		2,500,000	2,687,500

(Cost $4,101,920)			4,712,500
Venezuela 5.2%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		6,100,000	2,953,010
Republic of Venezuela, REG S, 9.0%, 5/7/2023		12,800,000	8,256,000

(Cost $12,564,153)			11,209,010

Total Bonds (Cost $185,559,944)			180,717,487
Loan Participations and Assignments 4.8%
Sovereign Loans
Russia 4.0%
AK Transneft, REG S, 8.7%, 8/7/2018		2,000,000	2,005,000
Gazprom:
REG S, 7.288%, 8/16/2037		1,000,000	785,000
144A, 8.125%, 7/31/2014		700,000	707,000
Russian Agricultural Bank:
REG S, 7.75%, 5/29/2018		3,500,000	3,465,000
144A, 9.0%, 6/11/2014		1,500,000	1,598,550

(Cost $8,546,945)			8,560,550
Ukraine 0.8%
Export-Import Bank of Ukraine, 7.65%, 9/7/2011 (Cost $2,001,172)		2,000,000	1,660,000

Total Loan Participations and Assignments (Cost $10,548,117)			10,220,550
		Shares	Value ($)

Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.39% (c) (d) (Cost $1,456,000)		1,456,000	1,456,000
Cash Equivalents 4.4%
Cash Management QP Trust, 0.27% (c) (Cost $9,570,156)		9,570,156	9,570,156
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $207,134,217) †		93.9	201,964,193
Other Assets and Liabilities, Net		6.1	13,057,522

Net Assets		100.0	215,021,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security		Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Independencia International Ltd.:		9.875%	5/15/2015	1,610,000	USD	1,608,283	177,100
		9.875%	1/31/2017	1,200,000	USD	1,237,250	132,000
Republic of Argentina:		Zero Coupon	7/22/2003	750,000	EUR	287,140	85,518
		7.0%	3/18/2004	130,000	EUR	48,882	29,183
		8.0%	10/30/2009	511,292	EUR	194,841	54,027
		8.375%	12/20/2003	4,200,000	USD	1,215,156	840,000
		9.0%	5/24/2005	520,000	EUR	195,329	116,732
		9.0%	5/26/2009	2,550,000	EUR	951,528	572,436
		9.25%	7/20/2004	3,000,000	EUR	1,131,461	673,454
		9.75%	11/26/2003	850,000	EUR	322,360	190,812
		10.0%	12/7/2004	2,000,000	EUR	757,289	448,969
		11.0%	12/4/2005	700,000	USD	174,678	140,000
		11.0%	10/9/2006	500,000	USD	156,300	100,000
		12.25%	6/19/2018	2,292,300	USD	748,436	458,460
						9,028,933	4,018,691

†

The cost for federal income tax purposes was $207,148,232. At July 31, 2009, net unrealized depreciation for all securities based on tax cost was $5,184,039. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,548,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,732,399.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $1,423,520 which is 0.7% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For			Settlement Date	Unrealized Appreciation ($)

USD	6,305,419	TRY	9,600,000		10/16/2009	114,969
USD	4,073,688	EUR	2,900,000		10/16/2009	59,895
Total unrealized appreciation						174,864

Contracts to Deliver		In Exchange For			Settlement Date	Unrealized Depreciation ($)

TRY	7,000,000	USD	4,397,537		10/16/2009	(283,996)
RUB	44,000,000	USD	1,344,332		10/16/2009	(27,094)

TRY	8,500,000	USD	5,317,485	10/16/2009	(367,233)
Total unrealized depreciation	(678,323)

Currency Abbreviations
EUR	Euro	TRY	Turkish Lira
RUB	Russian Ruble	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(e)
Bonds	$ —	$ 178,685,901	$ 2,031,586	$ 180,717,487
Loan Participations and Assignments	—	10,220,550	—	10,220,550
Short-Term Investments(e)	1,456,000	9,570,156	—	11,026,156
Derivatives(f)	—	174,864	—	174,864
Total	$ 1,456,000	$ 198,651,471	$ 2,031,586	$ 202,139,057

Liabilities
Derivatives(f)	$ —	$ (678,323)	$ —	$ (678,323)
Total	$ —	$ (678,323)	$ —	$ (678,323)
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2008	$ 26,846,019
Realized gains (loss)	(6,484,808)
Change in unrealized appreciation (depreciation)	10,611,272
Amortization premium/ discount	38,047
Net purchases (sales)	(10,237,676)
Net transfers in (out) of Level 3	(18,741,268)
Balance as of July 31, 2009	$ 2,031,586
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ (1,133,804)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (503,459)

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009